UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from (used in) operating activities
Net income	$ 5,169	$ 1,245
Adjustments to reconcile net income to net cash from (used in) operating activities:
Depreciation and amortization	818	707
Share-based compensation	1,932	1,267
Loss on disposal of asset	19	197
Unrealized foreign exchange (gain) loss	(1,083)	126
Income tax expense	(396)	363
Finance income, net	(545)	(2,167)
Changes in non-cash working capital items:
Trade and other receivables	(3,479)	(7,265)
Prepaids and deposits	(1,605)	(2,217)
Contract costs, net	(543)	(2,233)
Trade and other payables	(1,902)	3,178
Employee benefit obligations	106	184
Deferred revenue	9,956	4,434
Income taxes paid	(21)	0
Cash from (used in) operating activities	8,426	(2,181)
Cash flows used in investing activities
Purchase of property and equipment	(203)	(107)
Cash used in investing activities	(203)	(107)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	20	44
Repayment of lease obligations	(474)	(451)
Interest received	426	1,738
Proceeds from exercise of stock options	286	100
Proceeds from share issuance under employee share purchase plan	263	264
Cash from financing activities	521	1,695
Net change in cash and cash equivalents during the period	8,744	(593)
Effect of foreign exchange on cash and cash equivalents	(46)	131
Cash and cash equivalents, beginning of the period	71,950	216,293
Cash and cash equivalents, end of the period	$ 80,648	$ 215,831